Trade and Other Receivables (Details) - Schedule of trade receivables - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of trade receivables [Abstract]
Trade receivables	$ 4,582	$ 3,771
Total trade receivables	$ 4,582	$ 3,771